RETIREMENT BENEFITS - Funded Status and Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$ 12,829
Projected benefit obligation at year end	14,839	12,829
Change in plan assets
Plan assets at fair value at beginning of year	12,731
Company contributions	158	51
Plan assets at fair value year end	13,071	12,731
Funded status of the plans	(1,768)	(99)
Net amount recognized
Net amount recognized on the balance sheet	(1,768)	(99)
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	(6,141)	(4,130)
Accumulated benefit obligation at period end	14,821	12,790
U.S. Qualified Pension Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	12,137	13,268
Benefits earned during the year	6	8	12
Interest cost on benefit obligation	541	538	565
Plan amendments	0	0
Actuarial (gain) loss	2,077	(671)
Benefits paid, net of participants’ contributions	(701)	(661)
Expected government subsidy	0	0
Divestitures	0	0
Settlements	0	0
Curtailment (gain) loss	0	23
Special/contractual termination benefits	0	0
Foreign exchange impact and other	0	0
Projected benefit obligation at year end	14,060	12,137	13,268
Change in plan assets
Plan assets at fair value at beginning of year	12,731	12,656
Actual return on plan assets	941	789
Company contributions	100	0
Plan participants’ contributions	0	0
Divestitures	0	0
Settlements	0	0
Benefits paid	(701)	(661)
Foreign exchange impact and other	0	0
Plan assets at fair value year end	13,071	12,731	12,656
Funded status of the plans	(989)	593
Net amount recognized
Benefit asset	0	593
Benefit liability	(989)	0
Net amount recognized on the balance sheet	(989)	593
Amounts recognized in Accumulated other comprehensive income (loss)
Net transition asset (obligation)	0	0
Prior service benefit (cost)	3	7
Net actuarial gain (loss)	(5,819)	(3,911)
Net amount recognized in equity-pretax	(5,816)	(3,904)
Accumulated benefit obligation at period end	14,050	12,122
U.S. Nonqualified Pension Plan
Change in projected benefit obligation
Projected benefit obligation at year end	779	692
Change in plan assets
Plan assets at fair value year end	0	0
Funded status of the plans	(779)	(692)
Net amount recognized
Net amount recognized on the balance sheet	(779)	(692)
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	(325)	(226)
Accumulated benefit obligation at period end	771	668
Non - U.S. Pension Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	7,194	7,399
Benefits earned during the year	178	210	199
Interest cost on benefit obligation	376	384	367
Plan amendments	2	(28)
Actuarial (gain) loss	790	(733)
Benefits paid, net of participants’ contributions	(352)	(296)
Expected government subsidy	0	0
Divestitures	(18)	0
Settlements	(184)	(57)
Curtailment (gain) loss	(58)	(2)
Special/contractual termination benefits	9	8
Foreign exchange impact and other	(685)	(76)
Projected benefit obligation at year end	7,252	7,194	7,399
Change in plan assets
Plan assets at fair value at beginning of year	6,918	7,154
Actual return on plan assets	1,108	(256)
Company contributions	230	357
Plan participants’ contributions	5	6
Divestitures	(11)	0
Settlements	(184)	(61)
Benefits paid	(357)	(302)
Foreign exchange impact and other	(652)	(106)
Plan assets at fair value year end	7,057	6,918	7,154
Funded status of the plans	(195)	(276)
Net amount recognized
Benefit asset	921	709
Benefit liability	(1,116)	(985)
Net amount recognized on the balance sheet	(195)	(276)
Amounts recognized in Accumulated other comprehensive income (loss)
Net transition asset (obligation)	(1)	(1)
Prior service benefit (cost)	13	(2)
Net actuarial gain (loss)	(1,690)	(2,007)
Net amount recognized in equity-pretax	(1,678)	(2,010)
Accumulated benefit obligation at period end	6,699	6,652
U.S. Postretirement Benefit Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	780	1,072
Benefits earned during the year	0	0	0
Interest cost on benefit obligation	33	33	44
Plan amendments	0	0
Actuarial (gain) loss	184	(253)
Benefits paid, net of participants’ contributions	(91)	(85)
Expected government subsidy	11	13
Divestitures	0	0
Settlements	0	0
Curtailment (gain) loss	0	0
Special/contractual termination benefits	0	0
Foreign exchange impact and other	0	0
Projected benefit obligation at year end	917	780	1,072
Change in plan assets
Plan assets at fair value at beginning of year	32	50
Actual return on plan assets	2	(1)
Company contributions	56	52
Plan participants’ contributions	51	50
Divestitures	0	0
Settlements	0	0
Benefits paid	(131)	(122)
Foreign exchange impact and other	0	0
Plan assets at fair value year end	10	32	50
Funded status of the plans	(907)	(748)
Net amount recognized
Benefit asset	0	0
Benefit liability	(907)	(748)
Net amount recognized on the balance sheet	(907)	(748)
Amounts recognized in Accumulated other comprehensive income (loss)
Net transition asset (obligation)	0	0
Prior service benefit (cost)	0	1
Net actuarial gain (loss)	(56)	129
Net amount recognized in equity-pretax	(56)	130
Accumulated benefit obligation at period end	917	780
Non-U.S. Postretirement Benefit Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	1,411	2,002
Benefits earned during the year	15	43	29
Interest cost on benefit obligation	120	146	116
Plan amendments	(14)	(171)
Actuarial (gain) loss	262	(617)
Benefits paid, net of participants’ contributions	(93)	(64)
Expected government subsidy	0	0
Divestitures	(1)	0
Settlements	0	(2)
Curtailment (gain) loss	(3)	(3)
Special/contractual termination benefits	0	0
Foreign exchange impact and other	(170)	(4)
Projected benefit obligation at year end	1,527	1,411	2,002
Change in plan assets
Plan assets at fair value at beginning of year	1,472	1,497
Actual return on plan assets	166	(223)
Company contributions	12	256
Plan participants’ contributions	0	0
Divestitures	0	0
Settlements	0	0
Benefits paid	(93)	(64)
Foreign exchange impact and other	(173)	(15)
Plan assets at fair value year end	1,384	1,472	1,497
Funded status of the plans	(143)	61
Net amount recognized
Benefit asset	196	407
Benefit liability	(339)	(346)
Net amount recognized on the balance sheet	(143)	61
Amounts recognized in Accumulated other comprehensive income (loss)
Net transition asset (obligation)	0	(1)
Prior service benefit (cost)	157	173
Net actuarial gain (loss)	(658)	(555)
Net amount recognized in equity-pretax	(501)	(383)
Accumulated benefit obligation at period end	1,527	1,411
Effect of change in the measurement policy from annually to quarterly | U.S. Qualified Pension Plan
Change in projected benefit obligation
Cumulative effect of change in accounting policy	0	(368)
Change in plan assets
Cumulative effect of change in accounting policy	0	(53)
Effect of change in the measurement policy from annually to quarterly | Non - U.S. Pension Plans
Change in projected benefit obligation
Cumulative effect of change in accounting policy	0	385
Change in plan assets
Cumulative effect of change in accounting policy	0	126
Effect of change in the measurement policy from annually to quarterly | U.S. Postretirement Benefit Plans
Change in projected benefit obligation
Cumulative effect of change in accounting policy	0	0
Change in plan assets
Cumulative effect of change in accounting policy	0	3
Effect of change in the measurement policy from annually to quarterly | Non-U.S. Postretirement Benefit Plans
Change in projected benefit obligation
Cumulative effect of change in accounting policy	0	81
Change in plan assets
Cumulative effect of change in accounting policy	$ 0	$ 21